Voya US Bond Index Portfolio Expense Example - Voya US Bond Index Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,201
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	603
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	906
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	$ 1,084